Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Reverse share split
A.	Reverse share split

On August 25, 2021, the Company’s shareholders approved an amendment to the Company’s Articles of Association giving effect to a 4:1 reverse share split. The number of authorized shares was affected by the reverse share split. References made to authorized shares, outstanding shares and per share amounts in the accompanying financial statements and applicable disclosures have been retroactively adjusted to reflect this reverse stock split.

Basic and diluted net loss per share
B.	Basic and diluted net loss per share

Basic and diluted net loss per Ordinary Share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Shares issuable, are considered outstanding Ordinary Shares including the preferred shares and included in the computation of basic net loss per Ordinary Share as of the date that all necessary conditions have been satisfied.

Warrants to purchase Ordinary Shares, including warrants to purchase Ordinary Shares classified as liability and Ordinary Shares underlying outstanding options in the amount of 4,664,119 and 489,812 shares as of June 30, 2022 and December 31, 2021, respectively, have been excluded from the calculation of the diluted net loss per Ordinary Share due to the fact that all such securities have an anti-dilutive effect for the reporting period.

Leases
C.	Leases

The Company determines whether an arrangement is a lease for accounting purposes at contract inception. Operating leases are recorded as right-of-use (“ROU”) assets, which are included in right-of-use assets, and lease liabilities, which are included in other payable and non-current operating lease liabilities on the consolidated balance sheets, respectively. As of June 30, 2022, the Company did not have any finance leases.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company’s leases do not provide an implicit rate; the Company uses an incremental borrowing rate for specific terms on a collateralized basis based on the information available on either the Accounting Standards Codification (“ASC”) Topic 842 “Leases” (“ASC 842”), transition date or commencement date as applicable in determining the present value of lease payments.

The ROU asset calculation includes lease payments to be made. The ROU asset and lease liability may include amounts attributed to options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases is recognized on a straight-line basis over the lease term. In addition, the Company has elected the practical expedients related to lease classification and hindsight.

The Company is a party to two lease agreements for its facilities until October 2024. The Company has the option to extend the agreements for additional periods until October 2027. In addition, the company also leases vehicles for its employees.

The Company’s lease expense was as follows:

	Six months ended
	June 30,
	2022	2021
Lease expense	$55,327	$39,543

Cash flow and other information related to operating leases as follows:

June 30,
2022
Cash paid for amounts included in the measurement of lease liabilities	$53,286
Right-of-use assets obtained in exchange for new operating lease liabilities	$207,818
Weighted-average remaining lease term — operating leases (years)	5.2
Weighted-average discount rate — operating leases	5.07%

The following table sets forth a maturity analysis of the Company’s operating lease liabilities:

2022	$62,378
2023	$148,138
2024	$135,433
2025	$132,891
2026	$132,891
2027	$110,742
Total undiscounted cash flows	$722,473
Less: imputed interest	$86,062
Present value of operating lease liabilities	$636,411

December 31, 2021
2022	$114,085
2023	$114,085
2024	$99,786
2025	$96,926
2026	$96,926
2027	$80,772

Share based compensation
D.	Share based compensation

The Company applies statement of ASC 718, “Share-based Payment.” ASC 718 requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of share-based payment transactions is recognized as expense over the requisite service period. Forfeitures are accounted for as they occur.

The Company measures the compensation cost related to the options awarded on the grant date and recognize the cost on a straight-line method over the requisite service period of the awards, including awards with graded vesting and no additional conditions for vesting other than service conditions.

Fair value of the equity instrument issued to a non-employee is measured as of the grant date. The fair value of the awards is recognized over the vesting period, which coincides with the period that the counter-party is providing services to the Company.

Recently issued accounting pronouncements
E.	Recently issued accounting pronouncements

As an emerging growth company, the Jumpstart Our Business Startup Act of 2012 (the “JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

Accounting Pronouncements Adopted in 2022

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update leases “ASU 2016-02” regarding FASB ASC 842. The new guidance requires lessees to recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. The Company adopted ASC 842 on January 1, 2022, using a modified retrospective basis and applied the practical expedients related to the transition. The adoption resulted in an increase of approximately $530,444 for the right of use lease assets against lease liabilities.

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for fiscal years beginning on or after January 1, 2023, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2016-13 will have on its financial statements and related disclosures.